UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2010

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    UNITRIN, INC.
Address: One East Wacker Drive, 9th Floor
         Chicago, IL  60601

13F File Number:  028-02715

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Richard Roeske
Title:     Vice President
Phone:     312-661-4600

Signature, Place, and Date of Signing:

 /s/ Richard Roeske     Chicago, IL     August 04, 2010

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         1

Form 13F Information Table Entry Total:    28

Form 13F Information Table Value Total:    $194,730 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

No.  13F File Number               Name

01   028-00121                     TRINITY UNIVERSAL INSURANCE COMPANY

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
                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ABBOTT LABS                    COM              002824100      936    20000 SH       OTHER   01                  0    20000        0
ALTRIA GROUP INC               COM              02209S103     1102    55000 SH       OTHER   01                  0    55000        0
AUTOMATIC DATA PROCESSING IN   COM              053015103      725    18000 SH       OTHER   01                  0    18000        0
BARCLAYS BANK PLC              ADS7.75%PFD S4   06739H511    18744   800000 SH       DEFINED                800000        0        0
CHEVRON CORP NEW               COM              166764100     1493    22000 SH       OTHER   01                  0    22000        0
CIT GROUP INC                  COM NEW          125581801      238     7026 SH       DEFINED                  7026        0        0
COCA COLA CO                   COM              191216100     2255    45000 SH       OTHER   01                  0    45000        0
CONOCOPHILLIPS                 COM              20825C104      982    20000 SH       OTHER   01                  0    20000        0
ENTERPRISE GP HLDGS L P        UNIT LP INT      293716106     1423    30000 SH       OTHER   01                  0    30000        0
EXXON MOBIL CORP               COM              30231G102     2568    45000 SH       OTHER   01                  0    45000        0
EXXON MOBIL CORP               COM              30231G102     1369    24000 SH       DEFINED                 24000        0        0
FIFTH STREET FINANCE CORP      COM              31678A103     8126   736689 SH       DEFINED 01             736689        0        0
INTEL CORP                     COM              458140100      778    40000 SH       OTHER   01                  0    40000        0
INTERMEC INC                   COM              458786100   127119 12401860 SH       DEFINED 01           12401860        0        0
INTERNATIONAL BUSINESS MACHS   COM              459200101     1235    10000 SH       OTHER   01                  0    10000        0
JOHNSON & JOHNSON              COM              478160104     1772    30000 SH       OTHER   01                  0    30000        0
MCDONALDS CORP                 COM              580135101     1317    20000 SH       OTHER   01                  0    20000        0
MERCK & CO INC NEW             COM              58933Y105      874    25000 SH       OTHER   01                  0    25000        0
NORTHROP GRUMMAN CORP          COM              666807102    13110   240810 SH       DEFINED 01             240810        0        0
NRG ENERGY INC                 COM NEW          629377508        3      118 SH       DEFINED                   118        0        0
OCCIDENTAL PETE CORP DEL       COM              674599105      772    10000 SH       OTHER   01                  0    10000        0
PEPSICO INC                    COM              713448108     1036    17000 SH       OTHER   01                  0    17000        0
PHILIP MORRIS INTL INC         COM              718172109     2521    55000 SH       OTHER   01                  0    55000        0
PLAINS ALL AMERN PIPELINE L    UNIT LTD PARTN   726503105      881    15000 SH       OTHER   01                  0    15000        0
PRAXAIR INC                    COM              74005P104      608     8000 SH       OTHER   01                  0     8000        0
PROCTER & GAMBLE CO            COM              742718109     1200    20000 SH       OTHER   01                  0    20000        0
TEXAS INSTRS INC               COM              882508104      582    25000 SH       OTHER   01                  0    25000        0
WAL MART STORES INC            COM              931142103      961    20000 SH       OTHER   01                  0    20000        0